Condensed Consolidated Statements of Changes in Equity - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income (loss)	Statutory Reserve	Retained Earnings	Total Stockholders' Equity	Non-Controlling Interest	Total
Balance at Sep. 30, 2017	$ 10,000	$ 5,023,080	$ 718,941	$ 229,512	$ 3,774,805	$ 9,756,338	$ 896,576	$ 10,652,914
Balance (in shares) at Sep. 30, 2017	10,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Proceeds from Initial Public Offering - stock issuance	$ 1,932	7,726,068				7,728,000		7,728,000
Proceeds from Initial Public Offering - stock issuance (in shares)	1,932,000
Direct costs disbursed from Initial Public Offering proceeds		(1,426,329)				(1,426,329)		(1,426,329)
Foreign currency translation gain			(941,771)			(941,771)	(28,438)	(970,209)
Net income (loss) for the year					3,222,032	3,222,032	7,234	3,229,266
Balance at Sep. 30, 2018	$ 11,932	11,322,819	(222,830)	229,512	6,996,837	18,338,270	875,372	19,213,642
Balance (in shares) at Sep. 30, 2018	11,932,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares for convertible notes redemption	$ 658	1,949,434				1,950,092		1,950,092
Issuance of common shares for convertible notes redemption (in shares)	657,857
Beneficial conversion feature associated with convertible notes		670,618				670,618		670,618
Issuance of warrants associated with convertible notes		1,819,996				1,819,996		1,819,996
Foreign currency translation gain			(973,036)			(973,036)	(32,757)	(1,005,793)
Net income (loss) for the year					(307,437)	(307,437)	(3,567)	(311,004)
Statutory reserve				368,016	(368,016)
Balance at Sep. 30, 2019	$ 12,590	15,762,867	(1,195,866)	597,528	6,321,384	21,498,503	839,048	22,337,551
Balance (in shares) at Sep. 30, 2019	12,589,857
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares for convertible notes redemption	$ 7,928	4,572,361				4,580,289		4,580,289
Issuance of common shares for convertible notes redemption (in shares)	7,927,846
Foreign currency translation gain			1,382,778			1,382,778	41,084	1,423,862
Net income (loss) for the year					823,606	823,606	(10,151)	813,455
Statutory reserve				374,564	(374,564)
Balance at Sep. 30, 2020	$ 20,518	$ 20,335,228	$ 186,912	$ 972,092	$ 6,770,426	$ 28,285,176	$ 869,981	$ 29,155,157
Balance (in shares) at Sep. 30, 2020	20,517,703